Document and Entity Information	Jul. 19, 2020
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001390777
Document Type	8-K/A
Document Period End Date	Jul. 19, 2020
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	212
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on July 19, 2020 the Board of Directors (the “Board”) of The Bank of New York Mellon Corporation (the “Company”) appointed Emily Portney as Chief Financial Officer. This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on July 21, 2020 to disclose a new compensation arrangement approved by the Human Resources and Compensation Committee of the Board for Ms. Portney. Such compensation arrangement was not available at the time of the original filing.
Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Depositary Shares, each representing 1/4,000th of a share of Series C Noncumulative Perpetual Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/4,000th of a share of Series C Noncumulative Perpetual Preferred Stock
Trading Symbol	BK PrC
Security Exchange Name	NYSE
6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV
Entity Information [Line Items]
Title of 12(b) Security	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV
Trading Symbol	BK/P
Security Exchange Name	NYSE